Related Party Balances and Transactions - Schedule of Related Parties (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Mr. Geng Xiaogang [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Founder, chief executive officer of the Company	Founder, chief executive officer of the Company
Ms. Jia Xiaohua [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Immediate family members of Founder and the management of the Group	Immediate family members of Founder and the management of the Group
Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Relationship and Nature	100% controlled by Ms. Jia Xiaohua	100% controlled by Ms. Jia Xiaohua
Related party transaction, Amount	¥ 60,097	$ 8,395		¥ 64,539
Cargo Link Logistics HK Company Limited [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Owns 33% of shares of Sky Pacific Logistics HK Company Limited	Owns 33% of shares of Sky Pacific Logistics HK Company Limited
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship and Nature	40% owned by Supervisor of JYD SXGYL	40% owned by Supervisor of JYD SXGYL
Xi’an Rochester Electronic Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship and Nature	50% owned by Supervisor of JYD SXGYL	50% owned by Supervisor of JYD SXGYL
LD Global Logistics Inc [Member]
Related Party Transaction [Line Items]
Relationship and Nature	10% owned by JYD US	10% owned by JYD US
HYTX Logistics LLC [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Owns 49% of HYTX Warehouse Inc.	Owns 49% of HYTX Warehouse Inc.
HYTX Warehouse No. 3 LLC [Member]
Related Party Transaction [Line Items]
Relationship and Nature	20% owned by JYD US	20% owned by JYD US
HYTX Warehouse No. 10 LLC [Member]
Related Party Transaction [Line Items]
Relationship and Nature	49% owned by JYD US	49% owned by JYD US
Bin Li [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Supervisor of JYD SXGYL	Supervisor of JYD SXGYL
Key management and their immediate family members [Member]
Related Party Transaction [Line Items]
Relationship and Nature	The Group’s key management and their immediate family members	The Group’s key management and their immediate family members
Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Purchase of logistic services	Purchase of logistic services
Related party transaction, Amount	¥ 142,615	$ 19,922	¥ 241,479
Cargo Link Logistics HK Company Limited [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Purchase of logistic services	Purchase of logistic services
Related party transaction, Amount	¥ 27,923,471	$ 3,900,689	31,986,207
The other logistics service providers [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Purchase of logistic services	Purchase of logistic services
Related party transaction, Amount	¥ 284,819	$ 39,787	902,403
LD Global Logistics Inc [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Provided logistic services	Provided logistic services
Related party transaction, Amount	¥ 1,978,424	$ 276,370
The other logistics service customers [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Provided logistic services	Provided logistic services
Related party transaction, Amount			609,612
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship and Nature	Sales of goods	Sales of goods
Related party transaction, Amount	¥ 267,111	$ 37,314	¥ 641,316